UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, 4th Floor
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       May 15, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           ___________

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      153,728,816 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER                     TITLE OF      CUSIP      VALUE      SHARES
INV.    OTHER   VOTING AUTH
                                   CLASS                    X1000
DISC    MGR         SOLE

ATPG Oil & Gas Corp                       Common      00208J108   2,587,002
58,916      Sole    58,916
Braskem SA-BRL ADR                        Common    105,532,105   9,681,063
649,300      Sole   649,300
Concorde Career Colleges Inc              Common      20651H201     956,604
57,976      Sole    57,976
Chesapeake Energy Corp                    Common    165,167,107   4,424,884
140,875      Sole   140,875
Deluxe Corporation                        Common    480,191,012   2,446,895
93,500      Sole    93,500
Encore Acquisition Company                Common      29255W100   2,163,800
69,800      Sole    69,800
Enterprise Products                       Common    937,921,078   1,975,200
80,000      Sole    80,000
Equinox Minderals LTD                     Common      9445L2049   4,524,905
3,433,160      Sole 3,433,160
Energy Transfer Partners                  Common      9273R1095   2,096,793
54,055      Sole    54,055
Fairfax Financial Holdings                Common      039011026   9,728,235
90,740      Sole    90,740
Flotek Industries Inc                     Common    343,389,102   2,586,204
103,036      Sole   103,036
Ishares Trust FTSE Xinhau HK  China 25 IndCommon    464,287,184  15,852,243
213,412      Sole   213,412
Harvest Natural Resources                 Common      1754V1035   2,189,916
225,300      Sole   225,300
IBasis Inc                                Common    507,321,028       3,080
1,400      Sole     1,400
ishares Goldman Sachs Nat Resource Index  Common    464,287,374   1,390,221
14,486      Sole    14,486
Kingsway Financial Service Inc            Common    496,904,103   1,503,480
73,700      Sole    73,700
Mobile Telesystems OJSC Spon ADR          Common    607,409,109   5,823,283
175,930      Sole   175,930
Mercury Interactive Corporation           Common    589,405,109   7,401,960
212,700      Sole   212,700
Mills Corporation                         Common      011481099   3,376,800
120,600      Sole   120,600
Oriflame Cosmetics                        Common    680,223,104   3,766,230
113,100      Sole   113,100
Occidental Petroleum Corporation          Common    674,599,105  10,768,987
116,233      Sole   116,233
Plains All American Pipeline              Common    265,031,051   2,116,759
47,060      Sole    47,060
Pinnacle Airlines Corporation             Common    723,443,107   3,446,550
517,500      Sole   517,500
Pacific Energy Partners                   Common      9422R1059   1,927,133
63,040      Sole    63,040
Plains Exploration & Production Company   Common    726,505,100   2,847,768
73,700      Sole    73,700
Canadian Superior Energy                  Common    136,644,101   4,412,070
1,885,500      Sole 1,885,500
Savient Pharmaceuticals Inc               Common      80517Q100   3,737,998
701,313      Sole   701,313
Symantec Corporation                      Common    715,031,089  24,728,975
1,469,339      Sole 1,469,339
Templeton Dragon Fund                     Common      88018T101   2,238,705
103,500      Sole   103,500
Houston Exploration Corporation           Common    442,120,101   3,309,560
62,800      Sole    62,800
Valero L.P.                               Common      1913W1045   1,960,915
38,715      Sole    38,715
Wheeling Pittsburgh Corporation           Common    963,142,302   5,023,755
273,625      Sole   273,625
Yanzhou Coal Mining Co. Ltd ORD           Common      000913124     652,793
751,200      Sole   751,200
Berkshire Hathaway                        Common    846,701,086   2,078,050
23      Sole        23




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